[Letterhead of Paul, Hastings, Janofsky & Walker LLP]

1(212) 318-6063
thomaspeeney@paulhastings.com

June 8, 2011	72718.00003

VIA EDGAR

Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

Re:	The Henssler Funds, Inc. (the “Company”)
Post-Effective Amendment No. 17 to the Registration Statement
on Form N-1A under the Securities Act of 1933 (333-46479)

Ladies and Gentleman:

On behalf of The Henssler Equity Fund (the “Fund”), a series of the Company, transmitted herewith for filing under the Securities Act of 1933 and the Investment Company Act of 1940, as amended, please find one copy of Post-Effective Amendment No. 17 to the Registration Statement on Form N-1A that has been marked to show changes from Post-Effective Amendment No. 15, as filed on April 1, 2011 pursuant to paragraph (a) of Rule 485 of the Securities Act of 1933 (SEC Accession No. 0001398344-11-000741).

The purpose of this filing is to update the financial information and make other non-material changes.  It is proposed that this filing will become effective immediately upon filing on even date, pursuant to paragraph (b) of Rule 485 of the Securities Act of 1933.  This filing does not contain any disclosure which would render it ineligible to become effective pursuant to paragraph (b) of Rule 485.

Should you have any questions or comments regarding the filing, please do not hesitate to contact the undersigned at the number above.

Sincerely,

/s/ Thomas D. Peeney

Thomas D. Peeney
for Paul, Hastings, Janofsky & Walker LLP

Enclosures